Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

	Quarter		Year-to-Date
($ millions)	2024	2023	2024	2023
Periods ended June 30
Change in working capital
Accounts receivable and other current assets	128	208	63	489
Prepaid expenses	(27)	(19)	(29)	(19)
Inventories	(44)	(29)	(14)	62
Regulatory assets - current portion	42	164	134	160
Accounts payable and other current liabilities	(160)	(132)	(347)	(537)
Regulatory liabilities - current portion	17	25	18	22
	(44)	217	(175)	177

Non-cash investing and financing activities
Accrued capital expenditures	469	366	469	366
Common share dividends reinvested	107	102	218	205
Contributions in aid of construction	9	10	9	10